Financing instruments payable - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Market funding operations	R$ 38,093,772	R$ 20,122,206
Deposits	20,261,532	9,898,630
Demand deposits	803,031	229,691
Time deposits	19,445,276	9,662,694
Interbank deposits	13,225	6,245
Financial bills	5,675,596	2,587,738
Financial Liabilities At Amortized Cost, Structured Operations Certificates	12,109,576	7,635,838
Other financing instruments payables	47,068	0
Total	5,589,857	4,306,880
Debentures	2,028,681	169,094
Bond	3,561,176	4,137,786
Total	43,683,629	24,429,086
Current	19,794,572	8,018,854
Non-Current	R$ 23,889,057	R$ 16,410,232